Summary of Significant Accounting Policies - Schedule of Summarized the Aging of the Accounts Receivable (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance		$ 30,143,687	$ 21,837,968
Subsequent collection	[1]	18,158,355	17,579,511
1 to 90 days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance		20,975,902	13,532,753
Subsequent collection	[1]	13,400,167	13,165,644
91 to 180 days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance		4,951,182	4,810,095
Subsequent collection	[1]	4,665,391	3,773,963
Over 180 days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance		528,050	142,122
Subsequent collection	[1]	92,797	138,468
Over one year [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance		924,875	287,967
Subsequent collection	[1]		277,508
Over two years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance		2,763,678	3,065,031
Subsequent collection	[1]		$ 223,928

[1]	the Company reviewed the subsequent collection until March 20, 2025.